Consolidated Statements of Cash Flows - JPY (¥)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit/(loss) before tax from continuing operations		¥ (51,616,000,000)	¥ 3,354,000,000	¥ 18,145,000,000
(Loss)/profit before tax from discontinued operations		648,000,000	550,000,000	(19,000,000)
Profit/(loss) before tax		(50,968,000,000)	3,904,000,000	18,126,000,000
Adjustments for:
Depreciation and amortization expenses		22,737,000,000	11,135,000,000	7,149,000,000
Finance income		(512,000,000)	(413,000,000)	(257,000,000)
Finance costs		1,980,000,000	519,000,000	26,000,000
Dividend income		(151,000,000)	(50,000,000)	(69,000,000)
Share-based compensation expenses		4,249,000,000	2,528,000,000	2,686,000,000
Gain on loss of control of subsidiaries and business transfer	[1]		(24,794,000,000)	(10,444,000,000)
(Gain)/loss on financial assets at fair value through profit or loss		(2,901,000,000)	646,000,000	(1,026,000,000)
Impairment loss of property and equipment		57,000,000	0	0
Impairment loss of right-of-use assets	[2]	617,000,000
Impairment loss of other intangible assets		96,000,000	212,000,000	214,000,000
Impairment loss of available-for-sale financial assets				1,761,000,000
Gain on sale of available-for-sale financial assets				(751,000,000)
Share of loss of associates and joint ventures		13,412,000,000	11,148,000,000	6,321,000,000
Dilution gains from changes in equity interest in associates and joint ventures		(1,819,000,000)	(2,620,000,000)
(Gain)/loss on foreign currency transactions, net		(456,000,000)	28,000,000	(182,000,000)
Changes in:
Trade and other receivables		(4,972,000,000)	2,344,000,000	(13,539,000,000)
Contract assets		98,000,000	97,000,000
Inventories		(397,000,000)	(1,672,000,000)	(2,366,000,000)
Trade and other payables		9,149,000,000	6,653,000,000	6,215,000,000
Accrued expenses		3,576,000,000	7,082,000,000	2,642,000,000
Contract liabilities		1,129,000,000	641,000,000
Advances received				6,338,000,000
Deferred revenue				(700,000,000)
Provisions		493,000,000	1,079,000,000	187,000,000
Post-employment benefits		1,649,000,000	940,000,000	2,054,000,000
Other current assets		(3,216,000,000)	(2,428,000,000)	(2,860,000,000)
Other current liabilities		12,075,000,000	2,917,000,000	1,311,000,000
Others		375,000,000	504,000,000	232,000,000
Cash provided by operating activities		6,300,000,000	20,400,000,000	23,068,000,000
Interest received		495,000,000	409,000,000	252,000,000
Interest paid		(1,258,000,000)	(313,000,000)	(32,000,000)
Dividend received		202,000,000	82,000,000	98,000,000
Payment of issuance costs for corporate bonds			(1,954,000,000)
Income taxes paid		(8,844,000,000)	(9,502,000,000)	(12,421,000,000)
Net cash provided by/(used in) operating activities		(3,105,000,000)	9,122,000,000	10,965,000,000
Cash flows from investing activities
Purchases of time deposits		(9,364,000,000)	(13,443,000,000)	(1,282,000,000)
Proceeds from maturities of time deposits		17,287,000,000	13,843,000,000	401,000,000
Purchase of equity investments			(5,022,000,000)	(4,880,000,000)
Proceeds from sales of equity investments		1,595,000,000	4,031,000,000	1,672,000,000
Investments in debt instruments		(11,223,000,000)	(15,661,000,000)	(6,433,000,000)
Proceeds from redemption of debt instruments		2,981,000,000	1,841,000,000	5,209,000,000
Acquisition of property and equipment and intangible assets		(15,487,000,000)	(20,939,000,000)	(12,622,000,000)
Proceeds from sale of property and equipment and intangible assets		525,000,000	181,000,000	472,000,000
Investments in associates and joint ventures		(23,332,000,000)	(14,214,000,000)	(5,566,000,000)
Return on capital from investments in associates		92,000,000	499,000,000
Payments of office security deposits		(782,000,000)	(4,130,000,000)	(1,112,000,000)
Refund of office security deposits		355,000,000	447,000,000	1,581,000,000
Payments of guarantee deposits		(5,795,000,000)	(800,000,000)
Return of the office security deposits received under sublease agreement				(19,000,000)
Payments of the guarantee deposits for the Japanese Payment Services Act		(2,744,000,000)	(130,000,000)	(530,000,000)
Return of the guarantee deposits for the Japanese Payment Services Act		2,744,000,000	765,000,000	3,340,000,000
Payments for acquisition of subsidiaries and businesses		(240,000,000)	(188,000,000)	(11,887,000,000)
Cash acquired on acquisition of subsidiaries			736,000,000
Cash disposed on loss of control of subsidiaries and business transfer			(2,043,000,000)	(581,000,000)
Payments for loan receivables		(114,000,000)	(754,000,000)	(2,165,000,000)
Collection of loan receivables		338,000,000	2,271,000,000	124,000,000
Others		31,000,000	(174,000,000)	48,000,000
Net cash used in investing activities		(43,133,000,000)	(52,884,000,000)	(34,230,000,000)
Cash flows from financing activities
Repayment of lease liabilities		(9,167,000,000)
Repayment of short-term borrowings, net				(107,000,000)
Proceeds from short-term borrowings		1,100,000,000	1,050,000,000
Repayment of short-term borrowings		(1,002,000,000)	(72,000,000)
Repayment of long-term borrowings		(2,000,000)	(11,000,000)
Proceeds from issuance of corporate bonds			149,978,000,000
Payments of common shares issuance costs		(5,000,000)	(33,000,000)	(30,000,000)
Proceeds from exercise of stock options		573,000,000	1,002,000,000	11,489,000,000
Payment of distributions to non-controlling interests		(1,735,000,000)
Payment for acquisition of interest in subsidiaries from non-controlling interests		(452,000,000)	(630,000,000)	(255,000,000)
Capital contribution from non-controlling interests		15,476,000,000	26,439,000,000	343,000,000
Proceeds from disposal of treasury shares		1,334,000,000	662,000,000
Others		(8,000,000)	16,000,000	(1,000,000)
Net cash provided by financing activities		6,112,000,000	178,401,000,000	11,439,000,000
Net (decrease)/increase in cash and cash equivalents		(40,126,000,000)	134,639,000,000	(11,826,000,000)
Cash and cash equivalents at the beginning of the year		256,978,000,000	123,606,000,000	134,698,000,000
Effect of exchange rate fluctuations on cash and cash equivalents		493,000,000	(1,267,000,000)	734,000,000
Cash and cash equivalents at the end of the year		¥ 217,345,000,000	¥ 256,978,000,000	¥ 123,606,000,000

[1]	Refer to Note 20 Supplemental Cash Flow Information for further details.
[2]	Refer to Note 11 Impairment for further details.